Summary of significant accounting policies (Additional Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Restricted cash
Restricted Cash	$ 0	$ 0
Other receivables and Prepayments
Allowance for uncollectible other receivables and prepayments	$ 132	39
Energy saving services
Term of single performance obligation satisfied over time	10 years
Loan receivables, net
Allowance for loans receivable	$ 3,558	$ 2,172
Minimum [Member]
Energy saving services
Actual electricity running cost (as a percent)	0.00%
Rebate (as a percent)	2.00%
Maximum [Member]
Energy saving services
Actual electricity running cost (as a percent)	40.00%
Rebate (as a percent)	20.00%
Maximum [Member] | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-12-31
Energy saving services
Term of contract	10 years